Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Forbearance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,528	£ 1,481
Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Forbearance	68	83
Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	19	22
Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	49	61
Consumer (auto) finance | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Forbearance	9	7
Consumer (auto) finance | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	4	5
Consumer (auto) finance | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	5	2
Personal loans | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Personal loans | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Personal loans | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Credit cards | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Forbearance	43	51
Credit cards | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	10	10
Credit cards | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	33	41
Overdrafts | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Forbearance	16	25
Overdrafts | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	5	7
Overdrafts | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	11	18
Total other unsecured | Consumer finance and unsecured lending
Disclosure of credit risk exposure [line items]
Forbearance	59	76
Total other unsecured | Consumer finance and unsecured lending | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	15	17
Total other unsecured | Consumer finance and unsecured lending | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	£ 44	£ 59